Document And Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Central Index Key	0001764046
Entity Registrant Name	Clarivate Analytics Plc
Document Period End Date	Dec. 31, 2019
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	true
Amendment Description	Pursuant to the Registration Statement on Form F-4 (Registration No. 333-229899) (as amended by Post-Effective Amendment No. 1 thereto, the "Registration Statement") of Clarivate Analytics Plc ("Clarivate"), Clarivate registered ordinary shares issuable in exchange for shares of common stock issuable upon exercise of outstanding warrants of Churchill Capital Corp ("Churchill"), including warrants underlying units of Churchill. Under their terms, each warrant automatically entitles the holder to purchase one ordinary share of Clarivate in lieu of one share of Churchill common stock. In Part II, Item 22 of the Registration Statement, Clarivate undertook to file this Post-Effective Amendment No. 2 to include any financial statements required by Item 8.A of Form 20-F at the start of any delayed offering or throughout a continuous offering. Pursuant to Item 512(a)(4) of Regulation S-K, financial statements and information otherwise required by Section 10(a)(3) of the Securities Act of 1933, as amended (the "Securities Act"), are not required to be furnished herewith, provided Clarivate includes in the proxy statement/prospectus (the "Prospectus") included in the Registration Statement, by means hereof, financial statements required by Item 8.A of Form 20-F and other information as aforesaid. Clarivate filed the final Prospectus on April 26, 2019 pursuant to Rule 424(b)(3) under the Securities Act. This Post-Effective Amendment No. 2 includes a supplement (the "Supplement") to the Prospectus containing the financial statements and other information required by Item 512(a)(4) of Regulation S-K. The Supplement updates the information contained in the Prospectus and should be read together therewith.